Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts of Renalytix AI plc and its wholly-owned subsidiaries, Renalytix AI, Inc and Verici Dx Limited. All inter-company balances and transactions have been eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.
Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant areas that require management’s estimate include the assumptions used in determining the fair value of share-based awards, the value of consideration for the acquired in-process
research and development and in recording the prepaid/accrual, and associated expense, for research and development activities performed for the Company by third parties.

Segment information
Segment information
The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is to make significant improvements in kidney disease diagnosis and prognosis, clinical care, patient stratification for drug clinical trials, and drug target discovery.

Foreign currency translation
Foreign currency translation
The Company’s consolidated financial statements are presented in U.S. dollars, the reporting currency of the Company. The functional currency of Renalytix AI plc and Verici Dx Limited is GB Pounds. The functional currency Renalytix AI, Inc. is the U.S. dollar. Assets and liabilities of Renaltyix AI plc and Verici Dx Limited are translated at the rate of exchange at year-end,
while the statements of operations are translated at the weighted average exchange rates in effect during the reporting period. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss).

Concentrations of credit risk
Concentrations of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and are not exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships, and has not experienced any losses on such accounts. At June 30, 2020, 2019 and 2018, all of the Company’s cash was held at two accredited financial institutions.

Fair value of financial instruments
Fair value of financial instruments
At June 30, 2020, 2019 and 2018, the Company’s financial instruments included prepaid expenses and other current assets, accounts payable and other current liabilities. The carrying amounts of these assets and liabilities approximates fair value due to their short-term nature.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. As of June 30, 2020, the Company had a cash balance of $12.8 million and cash equivalents consisting of $0.5 million held in a money market account. As of June 30, 2019, the Company had a cash balance of $7.2 million and cash equivalents consisting of $1.0 million held in U.S. Treasury Bills.

Short-term investments
Short-term investments
Short-term investments consist of debt securities with a maturity date greater than three months when acquired. The Company classifies its short-term investments at the time of purchase as available-for-sale
securities.
Available-for-sale
securities are carried at fair value. Unrealized gains or losses on available-for-sale
securities are reported in accumulated other comprehensive income (loss), a component of the shareholders’ (deficit) equity, until realized. Short-term investments at June 30, 2020 and 2019 consisted of U.S. Treasury Bills with a fair value of $1.0 million. Unrealized gains (losses) were de minimis as their maturity date was 91 days from original purchase.

Equity method investment
Equity method investment
In May 2020, the Company and the Icahn School of Medicine at Mount Sinai (ISMMS or Mount Sinai) entered into an operating agreement (“Kantaro Operating Agreement”) to form a joint venture, Kantaro Biosciences LLC (“Kantaro”), for the purpose of developing and commercializing laboratory tests for the detection of antibodies against
SARS-CoV-2
originally developed by Mount Sinai. Kantaro has partnered with
Bio-Techne
Corporation to develop and launch the new test which are designed for use in any authorized clinical testing laboratory without the need for proprietary equipment.
When the Company can exert significant influence over, but do not control, the investee’s operations, through voting rights or representation on the investee’s board of directors, the Company accounts for the investment using the equity method of accounting. The Company records its share in the investee’s earnings and losses in the consolidated statement of operations. The Company assesses its investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognize an impairment loss to adjust the investment to its then-current fair value.

Deferred offering costs
Deferred offering costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process
common equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of additional paid-in
capital generated as a result of such offering. Should an
in-process
equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2020, the company had deferred offering costs of $2.4 million related to the initial public offering (IPO) on the Nasdaq Global Market which was completed in July 2020 (see Note 14).

Property and equipment
Property and equipment
Property and equipment are recorded at cost and consist of lab and office equipment. Depreciation is determined using the straight-line method over the estimated useful lives ranging from three to ten years. Expenditures for maintenance and repairs are expensed as incurred while renewals and betterments are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in operations.

Impairment of long-lived assets
Impairment of long-lived assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated. Impairment charges are recognized at the amount by which the carrying amount of an asset exceeds the fair value of the asset. The Company has not recognized any impairment of long-lived assets for the years ended June 30, 2020 and 2019 and for the period from March 15, 2018 (inception) through June 20, 2018.

Software development costs
Software development costs
The Company follows the provisions of ASC 985,
 Software,
 which requires software development costs for software to marketed externally to be expensed as incurred until the establishment of technological feasibility, at which time those costs are capitalized until the software is available for general release and amortized over its estimated useful life. Technological feasibility is established upon the completion of a working model that has been validated. As of June 30, 2020, there was $0.6 million of capitalized software development costs which will begin to amortize once development is completed. As of June 30, 2019, and 2018, there were no software development costs capitalized as technological feasibility had not been established.

Acquired in-process research and development expenses
Acquired
in-process
research and development expenses
Acquired
in-process
research and development (IPR&D) expense consists of the initial up-front
payments incurred in connection with the acquisition or licensing of products or technologies that do not meet the definition of a business under FASB ASC Topic 805,
 Business Combinations
. The Company’s acquired IPR&D expense of $35.3 million during the year ended June 30, 2019, reflects the fair value of consideration ascribed to the licenses acquired from Mount Sinai (see Note 9) and the license transfer from EKF (see Note 9).

Research and development expenses
Research and development expenses
Research and development costs consist primarily of costs incurred in connection with the development of KidneyIntelX and other studies for KidneyIntelX to determine clinical value and performance in different chronic kidney disease populations. Research and development costs are expensed as incurred.

Share-based compensation
Share-based compensation
The Company measures equity classified share-based awards granted to employees and nonemployees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is the vesting period of the respective award. The Company accounts for forfeitures as they occur. For share-based awards with service-based vesting conditions, the Company recognizes compensation expense on a straight-line basis over the service period. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the option, the risk-free interest rate for a period that approximates the expected term of the option, and the Company’s expected dividend yield. The Company was a privately-held organization prior to November 2018 and has been a publicly-traded company for a limited period of time and therefore lacks company-specific historical and implied volatility information for its shares. Therefore, it estimates its expected share price volatility based on the historical volatility of publicly-traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is none based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
The Company classifies share-based compensation expense in its consolidated statement of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Income taxes
Income taxes
Income taxes are accounted for under the asset and liability method as required by FASB ASC Topic 740,
Income Taxes
(ASC 740)
. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A reduction in the carrying value of the deferred tax assets is required when it is not more likely than not that such deferred tax assets are realizable.
FASB ASC Subtopic
740-10,
Accounting for
Uncertainty of Income Taxes
(ASC
740-10)
, defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with U.S. GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with disclosure requirements of ASC
740-10,
the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of income tax expense.

Comprehensive loss	Comprehensive loss Comprehensive loss includes net loss as well as other changes in shareholders’ (deficit) equity that result from transactions and economic events other than those with shareholders.

Net loss per ordinary share
Net loss per ordinary share
Basic net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as options which would result in the issuance of incremental ordinary shares. Potentially dilutive securities outstanding as of June 30, 2020 and 2019 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive. Therefore, the weighted average number of shares used to calculate both basic and diluted net loss per share are the same.
As of June 30, 2020, and 2019, there were 3,028,858 and 2,195,697 shares issuable upon exercise of outstanding options that were anti-dilutive and excluded from diluted loss per share for the year ended June 20, 2020 and 2019, respectively. There were no potentially dilutive securities outstanding at June 30, 2018.

Emerging growth company
Emerging growth company
The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”). Under the JOBS Act, companies have extended transition periods available for complying with new or revised accounting standards. The Company has elected to avail itself of this exemption and, therefore, while the Company is an emerging growth company it will not be subject to new or revised accounting standards at the same time that they become applicable to other public emerging growth companies that have not elected to avail themselves of this exemption.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
In August 2016, the FASB issued ASU
No. 2016-15,
Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments
. ASU
No. 2016-15
addresses eight specific cash flow issues with the objective of reducing diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The new standard is effective for fiscal years beginning July 1, 2019, and interim periods within those years. The Company adopted this guidance on July 1, 2019, and it did not have a material impact to its consolidated statement of cash flows.

Recently issued accounting pronouncements
Recently issued accounting pronouncements
In February 2016, the FASB issued ASU
2016-02,
 Leases (Topic 842)
, in order to increase transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous U.S. GAAP. For public companies, ASU
2016-02
is effective for fiscal years beginning after December 15, 2018 (including interim periods within those periods) using a modified retrospective approach and early adoption is permitted. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) the lease classification or (c) the determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous U.S. GAAP. In July 2018, the FASB issued ASU
2018-11,
 Leases (Topic 842): Targeted Improvements
, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. In June 2020, the FASB issued ASU No
2020-05
that further delayed the effective date of Topic 842 to fiscal years beginning July 1, 2022, and interim periods within those years. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments
, which requires measurement and recognition of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This is different from the current guidance as this will require immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets. The new guidance will be effective for the Company on July 1, 2020. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.